Note 20 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense	$ 139,957	$ 152,123	$ 107,205
Derivatives' effect	(23,254)	(22,876)	(483)
Amortization and write-off of financing costs	7,826	8,125	10,255
Amortization of excluded component related to cash flow hedges	6,084	4,354	1,286
Bank charges and other financing costs	2,510	2,703	3,970
Total	$ 133,123	$ 144,429	$ 122,233